Note 16 - Earnings / (Losses) Per Share (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividends, Preferred Stock, Total	$ 31,068	$ 31,082	$ 31,269